meVC DRAPER FISHER JURVETSON FUND I, INC.
991 FOLSOM STREET, SUITE 301
SAN FRANCISCO, CALIFORNIA 94107
TEL: (415) 977-6150  FAX: (415) 977-6160

March 29, 2000


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  meVC Draper Fisher Jurvetson Fund I, Inc.
     REGISTRATION STATEMENT ON FORM N-2 (File No. 333-92287)

Ladies and Gentlemen:

     On behalf of meVC Draper Fisher Jurvetson Fund I, Inc., a Delaware corporation ("Registrant"), and in connection with the Registration
Statement on Form N-2 (File No. 333-92287), filed with the Commission under the Securities Act of 1933, as amended (the "Securities Act") and the rules and regulations promulgated thereunder, in connection with the purchase and sale of up to 16,500,000 shares (18,975,000 shares, assuming the Underwriters exercise the over-allotment option in full) of the Company's common stock, $.01 par value (the "Shares"), Registrant respectfully advises the Commission that does not currently expect to file a final Prospectus pursuant to the provisions of paragraphs (b) or (c) of Rule 497 promulgated under the Securities Act. Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under such paragraphs would not have differed from the Prospectus and Statement of Additional Information filed as part of Amendment No. 5 to the Registration Statement on March 28, 2000, the text of which has been filed electronically.

     If you have questions or comments with respect to the foregoing, please do not hesitate to contact me at(415) 977-6150 or Mike Halloran of Pillsbury Madison & Sutro LLP, counsel to Registrant, at (415) 983-1610.


                             Very truly yours,

                             /s/ Andrew E. Singer

                             Andrew E. Singer
                             President


cc: Mary A. Cole, Esq.
    Division of Investment Management
    U.S. Securities and Exchange Commission

RULE 497(J) LETTER